Fair value measurement - Carried at fair value (Details) - At fair value - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Total financial investments, net of derivative liabilities	$ 412,325	$ 388,093
Total financial instruments at fair value	$ 401,969	$ 377,324
Percentage of total (%)	100.00%	100.00%
Loans
Financial instruments
Financial assets	$ 3,877	$ 3,587
Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	278,635	247,281
Debt securities
Financial instruments
Financial assets classified as available-for-sale	34,650	58,302
Financial assets	125,829	134,570
Other investments (including derivative assets)
Financial instruments
Financial assets	4,466	3,047
Derivative liabilities
Financial instruments
Financial liabilities	(482)	(392)
Other financial liabilities at fair value
Financial instruments
Financial liabilities	(10,356)	(10,769)
Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities	(792)	(1,011)
Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(5,975)	(5,998)
Other financial liabilities
Financial instruments
Financial liabilities	(3,589)	(3,760)
With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	90,079	74,083
Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	245,281	219,324
Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	76,965	94,686
Level 1
Financial instruments
Total financial investments, net of derivative liabilities	348,686	311,097
Total financial instruments at fair value	$ 343,222	$ 305,124
Percentage of total (%)	86.00%	81.00%
Level 1 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 272,863	$ 243,285
Level 1 | Debt securities
Financial instruments
Financial assets	75,998	67,927
Level 1 | Other investments (including derivative assets)
Financial instruments
Financial assets	123	70
Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(298)	(185)
Level 1 | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(5,464)	(5,973)
Level 1 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(5,464)	(5,973)
Level 1 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	78,203	66,061
Level 1 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	244,206	217,838
Level 1 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	26,277	27,198
Level 2
Financial instruments
Total financial investments, net of derivative liabilities	57,702	71,826
Total financial instruments at fair value	$ 56,893	$ 70,792
Percentage of total (%)	14.00%	19.00%
Level 2 | Internal valuation
Financial instruments
Financial assets	$ 7,676	$ 8,915
Level 2 | Loans
Financial instruments
Financial assets	416
Level 2 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	5,224	3,720
Level 2 | Debt securities
Financial instruments
Financial assets	49,769	66,637
Level 2 | Other investments (including derivative assets)
Financial instruments
Financial assets	2,477	1,676
Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(184)	(207)
Level 2 | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(809)	(1,034)
Level 2 | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities	(792)	(1,011)
Level 2 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(17)	(23)
Level 2 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	11,481	7,762
Level 2 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	1,075	1,486
Level 2 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	45,146	62,578
Level 3
Financial instruments
Total financial investments, net of derivative liabilities	5,937	5,170
Total financial instruments at fair value	$ 1,854	$ 1,408	$ 6,752
Percentage of total (%)	0.00%	0.00%
Level 3 | Loans
Financial instruments
Financial assets	$ 3,461	$ 3,587	6,054
Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	548	276	656
Level 3 | Debt securities
Financial instruments
Financial assets	62	6	1,505
Level 3 | Other investments (including derivative assets)
Financial instruments
Financial assets	1,866	1,301	6,714
Level 3 | Derivative liabilities
Financial instruments
Financial liabilities			(539)
Level 3 | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(4,083)	(3,762)
Level 3 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(494)	(2)	(1,258)
Level 3 | Other financial liabilities
Financial instruments
Financial liabilities	(3,589)	(3,760)	$ (4,335)
Level 3 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	395	260
Level 3 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	$ 5,542	$ 4,910